Schedule of Investments (unaudited) May 31, 2019	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.3%
iShares MSCI Germany ETF(a)	6,833,327	$183,953,162

Total Investment Companies — 100.3% (Cost: $216,233,589)		183,953,162

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(a)(b)	88,205	88,205

Total Short-Term Investments — 0.0% (Cost: $88,205)		88,205

Total Investments in Securities — 100.3% (Cost: $216,321,794)		184,041,367

Other Assets, Less Liabilities — (0.3)%		(553,872)

Net Assets — 100.0%		$183,487,495

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Shares Purchased	Shares Sold		Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	217,433	—	(129,228	)(a)	88,205	$88,205	$2,814	$—	$—
iShares MSCI Germany ETF	10,830,959	3,143,773	(7,141,405)		6,833,327	183,953,162	—	(14,051,702)	(22,707,839)

						$184,041,367	$2,814	$(14,051,702)	$(22,707,839)

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	33,812,400	USD	37,667,546	MS	06/04/19	$105,974
EUR	15,000	USD	16,746	RBS	06/04/19	11
EUR	157,661,800	USD	175,603,713	SSB	06/04/19	528,156
USD	1,161,543	EUR	1,032,000	BNP	06/04/19	8,645
USD	15,942,960	EUR	14,187,000	CITI	06/04/19	93,954
USD	184,955,519	EUR	165,360,000	MS	06/04/19	223,607
USD	2,773,571	EUR	2,473,000	RBS	06/04/19	10,859
EUR	8,569,000	USD	9,571,821	CITI	07/02/19	23,836

						995,042

EUR	1,221,000	USD	1,364,929	BNP	06/04/19	(889)
EUR	7,236,000	USD	8,084,564	HSBC	06/04/19	(867)
EUR	12,000	USD	13,459	NAB	06/04/19	(53)
USD	18,839,424	EUR	16,906,200	MS	06/04/19	(47,336)
USD	1,254,150	EUR	1,121,000	BNP	07/02/19	(1,157)
USD	18,873,192	EUR	16,906,200	MS	07/02/19	(58,551)

1

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® Currency Hedged MSCI Germany ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	176,027,035	EUR	157,661,800	SSB	07/02/19	$(524,329)

						(633,182)

	Net unrealized appreciation					$361,860

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$183,953,162	$—	$—	$183,953,162
Money Market Funds	88,205	—	—	88,205

	$184,041,367	$—	$—	$184,041,367

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$995,042	$—	$995,042
Liabilities
Forward Foreign Currency Exchange Contracts	—	(633,182)	—	(633,182)

	$—	$361,860	$—	$361,860

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

CITI	Citibank N.A.

HSBC	HSBC Bank PLC

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.
Currency Abbreviations

EUR	Euro

USD	United States Dollar

2